EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
EXPENSES BY NATURE

4.	EXPENSES BY NATURE

The following table presents cost of sales and a breakdown of operating expenses (in thousands):

	Twelve Months Ended December 31,
	2025	2024
Cost of Sales	$1,802,728	$1,149,898

Operating Expenses
General and Administrative Expenses	74,359	61,084
Salaries and Benefits	38,903	27,081
Stock-Based Compensation for Employees	8,416	9,324
Administrative Expenses	3,155	3,816
Professional Fees	18,337	16,437
Depreciation and Amortization Expense	1,929	1,396
Other	3,619	3,030
Marketing Expenses	82,383	57,477
Salaries and Benefits	1,686	1,048
Stock-Based Compensation for Employees	160	29
Stock-Based Compensation for Agents	14,727	10,077
Revenue Share	60,520	42,727
Other	5,290	3,596
Research and Development Expenses	17,443	12,156
Salaries and Benefits	10,321	6,400
Stock-Based Compensation for Employees	1,158	949
Software, Cloud & Tools	5,793	3,219
Other	171	1,588
Settlement of Litigation	750	9,250
Total Operating Expenses	$174,935	$139,967
Total Cost of Sales and Operating Expenses	$1,977,663	$1,289,865

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024